Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2022
Organization And Principal Activities Abstract
Schedule of subsidiaries and VIE
Name	Date of incorporation/ acquired	Place of incorporation	Percentage of effective ownership	Principal Activities
Wholly owned subsidiaries
Puyi Group	July 2018	BVI	100%	Holding company
Puyi Holdings (Hong Kong) Limited (“Puyi HK”)	July 2018	Hong Kong	100%	Holding company
Puyi Enterprises Management Consulting Co., Ltd. (“Puyi Consulting” or the Wholly Foreign-Owned Enterprise “WFOE”)	August 2018	Chengdu	100%	WFOE
Puyi Dake	May 2020	Chengdu	100%	Information technology
Puyi FO	May 2022	Zhuhai	100%	Trust consulting
Variable Interest Entities (“VIEs”)
Puyi Bohui	April 2012	Chengdu	100%	Information technology
Puyi Fund	November 2010	Chengdu	100%	Fund product distribution
Puyi Zhongxiang	April 2014	Shenzhen	100%	Financial product distribution
Puyi Asset	May 2013	Shenzhen	100%	Asset management
Chongqing Fengyi	December 2016	Chongqing	100%	Corporate financing business

Schedule of financial statements amounts and balances of the VIE
	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Total assets	329,552	353,941	52,842
Total liabilities	169,965	227,967	34,035

Schedule of Income statement amount and balances of the VIE
	Years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Net revenues	179,256	193,013	159,181	23,765
Net income	12,767	(41,727)	(33,613)	(5,018)